Commitments Contingencies and Legal Proceedings (Details Narrative)				1 Months Ended	12 Months Ended
	Jul. 13, 2023 USD ($) ft²	Jan. 02, 2021 USD ($) ft²	May 02, 2019 USD ($) ft²	Feb. 29, 2024 USD ($) ft²	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Area of lease agreement | ft²	15,567	3,621	31,765	3,621
Monthly payment increases in percentage	3.00%		3.00%
Operating lease liabilities					$ 1,118,578	$ 832,140
Right of use assets					1,104,804	804,338
Lease costs for the leases					$ 591,442	649,655
Weighted average discount rate					7.00%
Lease obligations- current liabilities					$ 174,876	$ 628,371
Accelerated amortization of ROU asset - lease termination					265,130
Gain from lease termination					(344,093)
Net gain on lease termination					$ 78,963
Net monthly payment	$ 25,000	$ 4,828	$ 44,440	$ 6,488
Lease expires date	Oct. 31, 2027	Feb. 28, 2024	Apr. 30, 2024	Jul. 29, 2024
Minimum [Member]
Monthly payment increases in percentage		3.00%
Maximum [Member]
Monthly payment increases in percentage		6.00%